Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues									$ 3,119,917	$ 2,880,013	$ 2,548,792
Interest income									6,356	6,108	2,787
Interest expense									109,226	96,671	78,064
Depreciation and amortization									303,237	249,212	250,951
Income tax expense									56,023	61,684	65,088
Segment net income	$ 91,718	$ 5,353	$ 22,056	$ 94,809	$ 69,304	$ 12,331	$ 21,551	$ 79,091	213,936	182,277	193,841
Segment assets	8,170,048				7,357,729				8,170,048	7,357,729	6,237,066
Capital expenditures									938,148	765,914	623,649
Operating Segments
Segment Reporting Information [Line Items]
Revenues									2,961,191	2,744,099	2,451,633
Intersegment sales
Segment Reporting Information [Line Items]
Revenues									158,726	135,914	97,159
Other
Segment Reporting Information [Line Items]
Revenues									0	0	0
Interest income									0	0	0
Interest expense									114	741	345
Depreciation and amortization									0	0	0
Income tax expense									(349)	(727)	(437)
Segment net income									(1,639)	(1,542)	(1,337)
Segment assets	6,108				572				6,108	572	1,901
Capital expenditures									0	0	0
Natural Gas Operations
Segment Reporting Information [Line Items]
Revenues									1,368,939	1,357,728	1,302,308
Interest income									6,356	6,020	2,784
Interest expense									95,026	81,740	69,733
Depreciation and amortization									215,620	191,816	201,922
Income tax expense									34,973	43,991	63,135
Segment net income									163,171	138,842	156,818
Segment assets	6,798,746				6,141,584				6,798,746	6,141,584	5,482,669
Capital expenditures									778,748	682,869	560,448
Natural Gas Operations | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,368,939	1,357,728	1,302,308
Natural Gas Operations | Intersegment sales
Segment Reporting Information [Line Items]
Revenues									0	0	0
Utility Infrastructure Services
Segment Reporting Information [Line Items]
Revenues									1,750,978	1,522,285	1,246,484
Interest income									0	88	3
Interest expense									14,086	14,190	7,986
Depreciation and amortization									87,617	57,396	49,029
Income tax expense									21,399	18,420	2,390
Segment net income									52,404	44,977	38,360
Segment assets	$ 1,365,194				$ 1,215,573				1,365,194	1,215,573	752,496
Capital expenditures									159,400	83,045	63,201
Utility Infrastructure Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,592,252	1,386,371	1,149,325
Utility Infrastructure Services | Intersegment sales
Segment Reporting Information [Line Items]
Revenues									$ 158,726	$ 135,914	$ 97,159